Sundry provisions (Tables)	12 Months Ended
Dec. 31, 2025
Sundry Provisions
Schedule of sundry provision

	2025	2024
Leniency agreements	673	636
Provision for environmental damages	972	1,042
Provision for customers rebates	189	201
Others	90	92
Total	1,924	1,971
Current liabilities	711	619
Non-current liabilities	1,213	1,352
Total	1,924	1,971

Schedule of leniency agreements

	AGU
	CGU and MPF	DoJ (i)	OAG (i)	MPF	SEC (i)	Total
Agreements signed with:
Amounts paid	1,213	297	407	1,282	206	3,405

(i) U.S. Department of Justice (“DoJ”); Swiss Office of the Attorney General (“OAG”) and U.S. Securities Exchange Commission (“SEC”).

Schedule of changes in provision

		Recovery of
	Leniency	environmental
	agreements	damages	Rebate	Other	Total
At December 31, 2023	1,016	928	161	120	2,225
Additions, monetary adjustments and exchange variation	1	360	217	19	597
Write-off due to sale of investments in subsidiaries		(41)			(41)
Payments	(269)	(205)	(177)	(47)	(698)
Write-offs through negotiation	(112)				(112)
At December 31, 2024	636	1,042	201	92	1,971
Additions, monetary adjustments and exchange variation	74	165	127	3	369
Payments	(37)	(235)	(139)	(5)	(416)
At December 31, 2025	673	972	189	90	1,924